Condensed Statements of Comprehensive Loss (Detail)	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 Parent Company USD ($)	Dec. 31, 2014 Parent Company CNY	Dec. 31, 2013 Parent Company USD ($)	Dec. 31, 2012 Parent Company CNY
Condensed Income Statements, Captions [Line Items]
Net revenues	$ 779,579,000	4,836,979,000	4,725,692,000	3,678,380,000	$ 0	0	$ 0	0
Cost of revenues	(713,449,000)	(4,426,665,000)	(4,390,718,000)	(4,003,885,000)	0	0	0	0
Gross loss	66,130,000	410,314,000	334,974,000	(325,505,000)	0	0	0	0
Operating expenses	(98,144,000)	(608,948,000)	(741,722,000)	(855,095,000)	(2,178,000)	(13,512,000)	(10,355,000)	(7,753,000)
Operating loss	(32,014,000)	(198,634,000)	(406,748,000)	(1,180,600,000)	(2,178,000)	(13,512,000)	(10,355,000)	(7,753,000)
Share of loss from subsidiaries					(86,308,000)	(535,510,000)	(642,447,000)	(1,336,805,000)
Interest expenses - net	(56,168,000)	(348,498,000)	(323,820,000)	(299,515,000)	(25,708,000)	(159,508,000)	(133,585,000)	(118,680,000)
Changes in fair value of derivative contracts	1,316,000	8,168,000	63,739,000	5,326,000	24,000	151,000	6,564,000	(4,784,000)
Changes in fair value of conversion feature of convertible bonds	1,956,000	12,137,000	(6,105,000)	(5,692,000)	1,956,000	12,136,000	(6,105,000)	(5,692,000)
Loss on extinguishment of debt	(1,602,000)	(9,939,000)	0	(82,713,000)	(1,602,000)	(9,939,000)	0	(82,713,000)
Exchange losses	(19,817,000)	(122,969,000)	43,687,000	8,875,000	12,805,000	79,449,000	(88,973,000)	(7,651,000)
Loss before income taxes	(102,933,000)	(638,662,000)	(616,424,000)	(1,547,604,000)	(101,011,000)	(626,733,000)	(874,901,000)	(1,564,078,000)
Income tax expenses	1,923,000	11,929,000	(257,666,000)	(15,255,000)	0	0	0	0
Net loss attributable to Hanwha SolarOne Co., Ltd. shareholders	$ (101,010,000)	(626,733,000)	(874,090,000)	(1,562,859,000)	$ (101,011,000)	(626,733,000)	$ (874,901,000)	(1,564,078,000)